Document And Entity Information	Jun. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2023
Entity Registrant Name	METHODE ELECTRONICS, INC.
Entity Central Index Key	0000065270
Entity Emerging Growth Company	false
Securities Act File Number	001-33731
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2090085
Entity Address, Address Line One	8750 West Bryn Mawr Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631-3518
City Area Code	(708)
Local Phone Number	867-6777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	MEI
Security Exchange Name	NYSE